Consolidated Balance Sheets (USD $)	Feb. 28, 2014	Feb. 28, 2013
Current
Cash	$ 2,393,784	$ 53,352
Accounts receivable	499,337	754,404
Inventory	586,513	1,079,590
Prepaid expenses and deposits	173,841	307,157
Total Current Assets	3,653,475	2,194,503
Property, plant and equipment	9,334,800	9,524,643
Deferred tax assets	2,152,567	2,407,975
Total Assets	15,140,842	14,127,121
Current
Accounts payable and accrued liabilities	1,961,419	1,921,025
Current portion of long-term debt	75,027	143,347
Total Current Liabilities	2,036,446	2,064,372
Long-term debt	0	75,027
Derivative Liability - non-employee stock options	284,195	244,891
Total Liabilities	2,320,641	2,384,290
Shareholders' Equity
Share Capital Authorized 500,000,000 common shares without par value 20,000,000 preferred shares without par value Issued 2,912,997 common shares (2013 - 2,930,481)	32,713,370	33,096,167
Additional paid-in capital	18,361,758	18,064,886
Accumulated other comprehensive income - currency translation adjustment	577,916	577,916
Accumulated deficit	(38,832,843)	(39,996,138)
Total Stockholders Equity	12,820,201	11,742,831
Total Liabilities and Shareholders' Equity	$ 15,140,842	$ 14,127,121